Details of Significant Accounts - Employee benefit expenses, schedule of employee benefit expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Wages and salaries	$ 26,660	$ 21,814	$ 21,263
Remuneration to directors	600	600	553
Employee insurance fees	1,487	1,409	1,349
Pension costs	855	754	707
Employee stock options	1,410	2,774	3,268
Other personnel expenses	770	886	816
Employee benefit expenses	$ 31,782	$ 28,237	$ 27,956